SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of weighted-average assumptions used to estimate fair value of options granted
	Six months ended June 30,
	2023	2022
	Unaudited

Volatility	75.9%-76.4%	69.4%-72.0%
Risk-free interest rate	3.3%-4.2%	1.5%-3.0%
Dividend yield	0%	0%
Expected life (years)	5.0-5.1	5.0-5.4

Employee Stock Purchase Plan [Member]
Schedule of weighted-average assumptions used to estimate fair value of options granted
	Six months ended June 30,
	2023	2022
	Unaudited

Volatility	-	65%-70%
Risk-free interest rate	-	0.1%-1.7%
Dividend yield	-	0%
Expected life (years)	-	0.5